Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Principal Protected Main Street Fund III))	0 Months Ended
Dec. 29, 2011
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.06%
5 Years	2.29%
Life of Class	4.07% [1]
Class A
Average Annual Return:
1 Year	(4.82%)
5 Years	(0.30%)
Life of Class	0.21%
Inception Date	Oct. 07, 2004
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.47%)
5 Years	(0.89%)
Life of Class	(0.35%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.13%)
5 Years	(0.39%)
Life of Class	0.04%
Class B
Average Annual Return:
1 Year	(4.83%)
5 Years	(0.32%)
Life of Class	(0.35%)
Inception Date	Oct. 07, 2004
Class C
Average Annual Return:
1 Year	(0.75%)
5 Years	0.14%
Life of Class	(0.41%)
Inception Date	Oct. 07, 2004
Class N
Average Annual Return:
1 Year	(0.21%)
5 Years	0.67%
Life of Class	0.95%
Inception Date	Oct. 07, 2004

[1]	From 9/30/04